Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income
Interest and fees on loans	$ 27,198	$ 31,207	$ 30,941
Interest on securities
Taxable	8,075	4,440	7,837
Non-taxable	4,040	2,800	1,501
Other interest	388	62	282
Total interest income	39,701	38,509	40,561
Interest expense
Deposits	2,538	4,260	6,556
Other borrowed funds	2,254	755	871
Total interest expense	4,792	5,015	7,427
Net interest income	34,909	33,494	33,134
Provision for loan losses	124	1,409	1,485
Net interest income after provision for loan losses	34,785	32,085	31,649
Non-interest income
Net gains on sales of securities	0	1,378	829
Other income	2,721	3,030	2,673
Total non-interest income	10,885	12,188	10,460
Non-interest expense
Salaries and employee benefits	17,649	18,460	17,476
Occupancy expense	3,195	3,193	3,105
Equipment expense	4,216	3,942	4,255
Write down on other real estate	42	914	230
Other expense	9,067	8,839	8,360
Total non-interest expense	34,169	35,348	33,426
Income before income taxes	11,501	8,925	8,683
Income tax expense	1,881	1,431	1,752
Net income	$ 9,620	$ 7,494	$ 6,931
Net income per share – basic (in dollars per share)	$ 1.72	$ 1.34	$ 1.24
Net income per share – diluted (in dollars per share)	$ 1.72	$ 1.34	$ 1.24
Weighted average shares outstanding
Basic (in shares)	5,592,668	5,584,396	5,577,352
Diluted (in shares)	5,592,668	5,584,483	5,579,916
Deposit Account [Member]
Non-interest income
Service charges on deposit accounts	$ 3,896	$ 3,499	$ 3,352
Financial Service, Other [Member]
Non-interest income
Service charges on deposit accounts	$ 4,268	$ 4,281	$ 3,606